Quarterly Report
June 30, 2021
MFS®  Total Return Fund
MTR-Q3

Portfolio of Investments
6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 57.9%
Aerospace & Defense – 2.4%
Honeywell International, Inc.	405,523	$88,951,470
L3Harris Technologies, Inc.	246,052	53,184,140
Lockheed Martin Corp.	72,282	27,347,894
Northrop Grumman Corp.	99,374	36,115,493
		$205,598,997
Alcoholic Beverages – 0.6%
Constellation Brands, Inc., “A”	102,786	$24,040,618
Diageo PLC	571,796	27,375,313
		$51,415,931
Automotive – 1.2%
Aptiv PLC (a)	93,102	$14,647,738
Lear Corp.	271,838	47,647,765
LKQ Corp. (a)	833,625	41,031,022
		$103,326,525
Biotechnology – 0.3%
Vertex Pharmaceuticals, Inc. (a)	141,073	$28,444,549
Broadcasting – 0.3%
Discovery Communications, Inc., “C” (a)	689,976	$19,995,505
Omnicom Group, Inc.	107,271	8,580,607
		$28,576,112
Brokerage & Asset Managers – 2.9%
BlackRock, Inc.	33,554	$29,358,743
Cboe Global Markets, Inc.	250,200	29,786,310
Charles Schwab Corp.	1,832,965	133,458,182
Invesco Ltd.	992,880	26,539,682
NASDAQ, Inc.	175,495	30,852,021
		$249,994,938
Business Services – 2.5%
Accenture PLC, “A”	213,407	$62,910,249
Amdocs Ltd.	427,124	33,042,313
Cognizant Technology Solutions Corp., “A”	183,306	12,695,774
Equifax, Inc.	109,049	26,118,326
Fidelity National Information Services, Inc.	292,991	41,508,035
Fiserv, Inc. (a)	376,909	40,287,803
		$216,562,500
Cable TV – 2.0%
Comcast Corp., “A”	2,972,222	$169,476,098
Chemicals – 1.2%
3M Co.	206,525	$41,022,061
PPG Industries, Inc.	365,197	61,999,494
		$103,021,555
Computer Software – 2.4%
Microsoft Corp.	655,787	$177,652,698
Oracle Corp.	403,707	31,424,553
		$209,077,251

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.5%
Masco Corp.	1,205,461	$71,013,708
Otis Worldwide Corp.	167,395	13,687,889
Stanley Black & Decker, Inc.	141,282	28,961,397
Vulcan Materials Co.	99,819	17,375,493
		$131,038,487
Consumer Products – 0.7%
Colgate-Palmolive Co.	385,221	$31,337,729
Kimberly-Clark Corp.	188,272	25,187,028
		$56,524,757
Consumer Services – 0.2%
Booking Holdings, Inc. (a)	5,605	$12,264,244
Electrical Equipment – 1.2%
Johnson Controls International PLC	1,496,420	$102,699,305
Electronics – 3.1%
Applied Materials, Inc.	338,312	$48,175,629
Intel Corp.	1,166,921	65,510,945
NXP Semiconductors N.V.	197,464	40,622,294
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	382,681	45,982,949
Texas Instruments, Inc.	344,999	66,343,308
		$266,635,125
Energy - Independent – 1.2%
ConocoPhillips	439,405	$26,759,764
Hess Corp.	530,280	46,304,050
Pioneer Natural Resources Co.	87,498	14,220,175
Valero Energy Corp.	208,103	16,248,682
		$103,532,671
Food & Beverages – 2.2%
Archer Daniels Midland Co.	506,532	$30,695,839
Danone S.A.	379,605	26,723,424
General Mills, Inc.	412,417	25,128,568
J.M. Smucker Co.	117,556	15,231,731
Mondelez International, Inc.	340,182	21,240,964
Nestle S.A.	342,859	42,695,719
PepsiCo, Inc.	160,951	23,848,110
		$185,564,355
Food & Drug Stores – 0.6%
Wal-Mart Stores, Inc.	383,502	$54,081,452
Health Maintenance Organizations – 1.4%
Cigna Corp.	519,490	$123,155,494
Insurance – 3.0%
Aon PLC	293,329	$70,035,232
Chubb Ltd.	446,852	71,022,657
Marsh & McLennan Cos., Inc.	193,142	27,171,217
Travelers Cos., Inc.	304,392	45,570,526
Willis Towers Watson PLC	203,256	46,752,945
		$260,552,577
Internet – 0.5%
Alphabet, Inc., “A” (a)	16,419	$40,091,750

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.3%
Electronic Arts, Inc.	195,356	$28,098,053
Machinery & Tools – 2.3%
Eaton Corp. PLC	775,061	$114,848,539
Ingersoll Rand, Inc. (a)	790,152	38,567,319
PACCAR, Inc.	139,631	12,462,067
Trane Technologies PLC	176,602	32,519,492
		$198,397,417
Major Banks – 6.6%
Bank of America Corp.	2,771,292	$114,260,369
Goldman Sachs Group, Inc.	510,523	193,758,794
JPMorgan Chase & Co.	926,381	144,089,301
Morgan Stanley	625,336	57,337,058
PNC Financial Services Group, Inc.	306,601	58,487,207
		$567,932,729
Medical & Health Technology & Services – 1.4%
ICON PLC (a)	94,818	$19,599,829
McKesson Corp.	249,946	47,799,673
Quest Diagnostics, Inc.	368,817	48,672,779
		$116,072,281
Medical Equipment – 2.8%
Becton, Dickinson and Co.	102,418	$24,907,033
Danaher Corp.	314,821	84,485,364
Medtronic PLC	714,002	88,629,068
Thermo Fisher Scientific, Inc.	74,149	37,405,946
		$235,427,411
Metals & Mining – 0.2%
Rio Tinto PLC	218,518	$17,982,396
Other Banks & Diversified Financials – 2.2%
Northern Trust Corp.	251,091	$29,031,141
Truist Financial Corp.	1,886,977	104,727,224
U.S. Bancorp	891,705	50,800,434
		$184,558,799
Pharmaceuticals – 3.7%
Bayer AG	222,525	$13,512,220
Johnson & Johnson	870,289	143,371,410
Merck & Co., Inc.	1,382,040	107,481,251
Organon & Co. (a)	457,367	13,839,925
Roche Holding AG	109,595	41,285,423
		$319,490,229
Railroad & Shipping – 1.0%
Union Pacific Corp.	400,874	$88,164,219
Real Estate – 0.3%
STORE Capital Corp., REIT	829,233	$28,616,831
Restaurants – 0.2%
Wendy's Co.	679,712	$15,918,855

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 0.8%
Axalta Coating Systems Ltd. (a)	1,196,478	$36,480,614
DuPont de Nemours, Inc.	377,772	29,243,331
		$65,723,945
Specialty Stores – 0.5%
Home Depot, Inc.	142,495	$45,440,231
Telecommunications - Wireless – 0.6%
T-Mobile USA, Inc. (a)	362,086	$52,440,915
Tobacco – 1.1%
Philip Morris International, Inc.	900,732	$89,271,549
Trucking – 0.3%
United Parcel Service, Inc., “B”	102,810	$21,381,396
Utilities - Electric Power – 2.2%
Duke Energy Corp.	643,814	$63,557,318
Exelon Corp.	718,888	31,853,927
PG&E Corp. (a)	2,819,425	28,673,552
Pinnacle West Capital Corp.	204,743	16,782,784
Southern Co.	823,515	49,830,893
		$190,698,474
Total Common Stocks		$4,967,250,403
Bonds – 39.5%
Aerospace & Defense – 0.2%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$3,048,000	$3,312,885
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	1,837,000	2,001,818
L3Harris Technologies, Inc., 3.85%, 6/15/2023	6,859,000	7,290,504
Raytheon Technologies Corp., 4.125%, 11/16/2028	4,900,000	5,637,743
		$18,242,950
Apparel Manufacturers – 0.0%
NIKE, Inc., “B”, 3.25%, 3/27/2040	$2,500,000	$2,744,753
Asset-Backed & Securitized – 5.3%
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 1.734% (LIBOR - 3mo. + 1.55%), 1/15/2030 (n)	$7,806,564	$7,806,572
ALM Loan Funding, CLO, 2013-7R2A, “A1B2”, FLR, 1.583% (LIBOR - 3mo. + 1.4%), 10/15/2027 (n)	13,305,000	13,097,083
Arbor Realty Trust, Inc., CLO, 2020-FL1, “AS”, FLR, 1.524% (LIBOR - 1mo. + 1.4%), 2/15/2035 (n)	3,610,000	3,609,856
Arbor Realty Trust, Inc., CLO, 2021-FL1, “AS”, FLR, 1.272% (LIBOR - 1mo. + 1.2%) 12/15/2035 (n)	6,771,500	6,771,500
AREIT CRE Trust, 2019-CRE3, “AS”, FLR, 1.424% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	10,151,500	10,138,902
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (n)	11,630,000	11,816,313
Bancorp Commercial Mortgage Trust, 2019-CRE6, “AS”, FLR, 1.424% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	10,512,013	10,505,729
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.695% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	1,825,818	1,963,482
BDS Ltd., 2019-FL4, “A”, FLR, 1.181% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	7,275,500	7,271,062
BPCRE Holder LLC, FLR, 0.931% (LIBOR - 1mo. + 0.85%), 2/15/2037 (n)	4,188,000	4,188,001
BSPRT Issuer Ltd., 2021-FL6, “AS”, FLR, 1.372% (LIBOR - 1mo. + 1.3%), 3/15/2036 (n)	15,922,500	15,912,596
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	4,784,954	4,821,736
BXMT Ltd., 2021-FL4, “AS”, FLR, 1.372% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	16,816,500	16,816,564
CHCP 2021-FL1 Ltd., “AS”, FLR, 1.424% (LIBOR - 1mo. + 1.3%) 2/15/2038 (n)	7,049,000	7,055,645
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	962,403	963,662
Columbia Cent CLO 28 Ltd., “A-2-R”, 1.87%, 11/07/2030 (n)	11,264,069	11,264,001
Commercial Mortgage Pass-Through Certificates, 2019-BN17, “A4”, 3.714%, 4/15/2052	8,356,000	9,408,290
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	7,000,000	7,502,938
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,641,397	10,526,880
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	11,000,000	12,080,582

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	$3,623,000	$3,617,748
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,534,308	5,975,107
Cutwater Ltd., 2015-1A, “AR”, FLR, 1.404% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	10,135,467	10,135,679
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 1.084% (LIBOR - 3mo. + 0.9%), 4/15/2029 (n)	8,528,000	8,527,301
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 1.203% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	11,647,598	11,652,012
Exeter Automobile Receivables Trust, 2020-1, 2.26%, 4/15/2024 (n)	2,141,476	2,152,140
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.445% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	3,805,039	3,805,039
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	1,063,547	1,069,576
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	394,442	416,717
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	10,734,280	11,609,850
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.047%, 11/10/2052	6,631,389	7,165,872
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	13,361,337	14,265,635
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 1.181% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)	6,072,723	6,074,606
LoanCore Ltd., 2021-CRE5, “AS”, 1.823%, 7/15/2036 (n)	16,915,500	16,931,319
Magnetite XVI Ltd., 2015-16A, “AR”, FLR, 0.99% (LIBOR - 3mo. + 0.8%), 1/18/2028 (n)	4,840,925	4,824,776
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.262% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)	4,744,327	4,744,327
MF1 CLO Ltd., 2021-FL5, “AS”, FLR, 1.324% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	17,497,000	17,480,605
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “A”, FLR, 1.824% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	5,349,000	5,392,451
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 1.853% (LIBOR - 3mo. + 1.65%), 1/29/2030 (n)	12,682,806	12,683,250
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	4,195,516	4,651,595
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	3,903,759	4,308,351
Neuberger Berman CLO XX, Ltd., 2015-20A, FLR, 1.298% (LIBOR - 3mo. + 1.16%), 7/15/2034 (n)	5,725,000	5,729,672
Oaktree CLO Ltd., 2015-1A, “A2AR”, FLR, 1.538% (LIBOR - 3mo. + 1.35%), 10/20/2027 (n)	2,435,945	2,434,722
PFP III Ltd., 2021-7, “AS”, FLR, 1.222% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	12,526,000	12,494,835
Ready Capital Mortgage Financing LLC, 2021-FL5, FLR, 1.091% (LIBOR - 1mo. + 1%) 4/25/2038 (z)	10,100,000	10,103,151
Residential Funding Mortgage Securities, Inc., FGIC, 4.969%, 12/25/2035	182,140	180,893
Santander Retail Auto Lease Trust, 2020-A, “B”, 1.88%, 3/20/2024 (n)	4,984,000	5,083,013
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 1.281% (LIBOR - 1mo. + 1.2%), 3/15/2038 (n)	16,676,500	16,692,126
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	8,990,000	10,166,772
UBS Commercial Mortgage Trust, 2019-C16, “A4”, 3.605%, 4/15/2052	30,000,000	33,355,041
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 9/15/2052	7,465,644	7,933,647
Verizon Owner Trust, 2020-A, “B”, 1.98%, 7/22/2024	7,967,000	8,179,409
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	1,663,844	1,667,892
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	6,507,931	6,966,937
		$451,993,460
Automotive – 0.5%
General Motors Co., 6.75%, 4/01/2046	$2,985,000	$4,303,691
Hyundai Capital America, 2.65%, 2/10/2025 (n)	3,063,000	3,203,829
Hyundai Capital America, 3%, 2/10/2027 (n)	6,244,000	6,614,927
Lear Corp., 3.8%, 9/15/2027	6,786,000	7,479,529
Lear Corp., 4.25%, 5/15/2029	2,537,000	2,855,698
Magna International, Inc., 2.45%, 6/15/2030	7,173,000	7,329,813
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	12,752,000	13,760,778
		$45,548,265
Broadcasting – 0.1%
Walt Disney Co., 3.5%, 5/13/2040	$4,720,000	$5,262,328
Walt Disney Co., 3.6%, 1/13/2051	2,898,000	3,284,904
		$8,547,232
Brokerage & Asset Managers – 0.3%
E*TRADE Financial Corp., 4.5%, 6/20/2028	$3,038,000	$3,517,319
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	6,958,000	6,909,433
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	2,066,000	1,955,194
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	4,047,000	4,127,250
Raymond James Financial, Inc., 4.95%, 7/15/2046	5,992,000	7,744,100
		$24,253,296

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 0.3%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$2,978,000	$3,631,298
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	2,501,000	2,753,083
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	730,000	742,404
Masco Corp., 2%, 2/15/2031	13,605,000	13,280,425
Vulcan Materials Co., 3.5%, 6/01/2030	1,246,000	1,373,467
		$21,780,677
Business Services – 0.9%
Equinix, Inc., 2.625%, 11/18/2024	$9,037,000	$9,508,559
Equinix, Inc., 1.8%, 7/15/2027	5,883,000	5,954,422
Experian Finance PLC, 4.25%, 2/01/2029 (n)	4,705,000	5,339,208
Fiserv, Inc., 2.65%, 6/01/2030	2,445,000	2,531,496
Fiserv, Inc., 4.4%, 7/01/2049	4,754,000	5,734,097
Global Payments, Inc., 1.2%, 3/01/2026	7,558,000	7,485,818
IHS Markit Ltd., 3.625%, 5/01/2024	1,115,000	1,197,187
IHS Markit Ltd., 4.75%, 2/15/2025 (n)	1,803,000	2,018,459
IHS Markit Ltd., 4%, 3/01/2026 (n)	5,470,000	6,063,495
IHS Markit Ltd., 4.25%, 5/01/2029	2,742,000	3,173,042
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.5%, 5/11/2031 (n)	7,167,000	7,237,892
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.25%, 5/11/2041 (n)	6,143,000	6,316,046
RELX Capital, Inc., 3%, 5/22/2030	2,015,000	2,152,848
Tencent Holdings Ltd., 2.39%, 6/03/2030 (n)	5,676,000	5,654,859
Verisk Analytics, Inc., 4.125%, 3/15/2029	7,035,000	7,979,550
Western Union Co., 2.85%, 1/10/2025	1,860,000	1,966,399
		$80,313,377
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$4,865,000	$5,511,612
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	3,413,000	4,562,045
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.5%, 6/01/2041	6,803,000	6,849,055
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	1,390,000	1,703,320
Comcast Corp., 2.8%, 1/15/2051	3,124,000	3,005,693
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	4,310,000	4,107,756
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	6,553,000	9,929,304
		$35,668,785
Chemicals – 0.1%
Sherwin-Williams Co., 2.3%, 5/15/2030	$5,104,000	$5,163,164
Sherwin-Williams Co., 4.5%, 6/01/2047	4,928,000	6,163,983
		$11,327,147
Computer Software – 0.1%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026	$5,400,000	$6,232,053
Microsoft Corp., 2.525%, 6/01/2050	5,955,000	5,850,674
		$12,082,727
Computer Software - Systems – 0.1%
Apple, Inc., 3.85%, 5/04/2043	$4,830,000	$5,739,671
Conglomerates – 0.4%
Carrier Global Corp., 3.377%, 4/05/2040	$10,528,000	$11,043,073
Roper Technologies, Inc., 4.2%, 9/15/2028	2,435,000	2,800,207
Roper Technologies, Inc., 2.95%, 9/15/2029	1,537,000	1,643,352
Roper Technologies, Inc., 2%, 6/30/2030	4,923,000	4,847,927
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	966,000	1,046,649
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	2,623,000	2,789,560
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	6,723,000	7,798,590
		$31,969,358

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.1%
Kimberly-Clark Corp., 3.1%, 3/26/2030	$822,000	$908,619
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	5,870,000	6,198,078
		$7,106,697
Consumer Services – 0.1%
Booking Holdings, Inc., 4.625%, 4/13/2030	$4,593,000	$5,480,716
Electronics – 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	$8,597,000	$9,431,411
Broadcom, Inc., 4.15%, 11/15/2030	1,932,000	2,166,574
Broadcom, Inc., 4.3%, 11/15/2032	5,034,000	5,732,344
Broadcom, Inc., 3.469%, 4/15/2034 (n)	3,962,000	4,190,824
Intel Corp., 4.75%, 3/25/2050	6,881,000	9,140,861
		$30,662,014
Energy - Independent – 0.0%
Diamondback Energy, Inc., 4.4%, 3/24/2051	$1,158,000	$1,303,787
Energy - Integrated – 0.2%
Cenovus Energy, Inc., 5.375%, 7/15/2025	$2,957,000	$3,382,905
Eni S.p.A., 4.75%, 9/12/2028 (n)	5,494,000	6,433,070
Total Capital International S.A., 3.127%, 5/29/2050	5,602,000	5,678,617
		$15,494,592
Financial Institutions – 0.3%
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	$1,093,000	$1,189,883
AerCap Ireland Capital DAC, 3.65%, 7/21/2027	7,729,000	8,256,756
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	2,248,000	2,443,552
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	3,403,000	3,508,535
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	7,358,000	8,088,678
		$23,487,404
Food & Beverages – 0.6%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$9,558,000	$15,545,322
Constellation Brands, Inc., 3.5%, 5/09/2027	9,041,000	9,949,740
Diageo Capital PLC, 2.375%, 10/24/2029	8,369,000	8,663,178
General Mills, Inc., 4%, 4/17/2025	6,879,000	7,622,119
General Mills, Inc., 2.875%, 4/15/2030	1,416,000	1,499,990
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	1,157,000	1,250,631
Keurig Dr Pepper, Inc., 3.8%, 5/01/2050	2,366,000	2,666,295
PepsiCo, Inc., 3.5%, 3/19/2040	1,843,000	2,104,676
		$49,301,951
Gaming & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$5,014,000	$5,841,310
Las Vegas Sands Corp., 3.9%, 8/08/2029	2,905,000	3,092,698
Marriott International, Inc., 4%, 4/15/2028	5,953,000	6,542,159
Marriott International, Inc., 4.625%, 6/15/2030	6,716,000	7,734,832
Marriott International, Inc., 2.85%, 4/15/2031	23,000	23,356
		$23,234,355
Insurance – 0.0%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$2,277,000	$2,508,410
Insurance - Health – 0.0%
UnitedHealth Group, Inc., 3.5%, 8/15/2039	$1,189,000	$1,328,815

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 0.5%
American International Group, Inc., 4.875%, 6/01/2022	$9,557,000	$9,948,105
American International Group, Inc., 3.75%, 7/10/2025	6,297,000	6,938,990
Aon Corp., 3.75%, 5/02/2029	13,224,000	14,880,501
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	2,896,000	3,175,280
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	3,061,000	3,409,658
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	2,598,000	3,317,342
		$41,669,876
International Market Quasi-Sovereign – 0.1%
Temasek Financial I Ltd. (Republic of Singapore), 2.375%, 1/23/2023 (n)	$10,140,000	$10,443,389
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$5,288,000	$5,722,054
CNH Industrial Capital LLC, 1.875%, 1/15/2026	1,459,000	1,483,737
		$7,205,791
Major Banks – 1.6%
Bank of America Corp., 3.004%, 12/20/2023	$1,671,000	$1,731,738
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	4,937,000	5,323,049
Bank of America Corp., 3.5%, 4/19/2026	8,221,000	9,056,738
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR + 1.93%) to 6/19/2041	6,422,000	6,232,546
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR + 1.73%) to 5/14/2032 (n)	1,292,000	1,331,085
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	19,575,000	20,312,603
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2169	1,426,000	1,449,172
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	3,604,000	3,739,150
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	14,911,000	16,557,932
JPMorgan Chase & Co., 2.739% to 10/15/2029, FLR (SOFR + 1.51%) to 10/15/2030	3,414,000	3,573,113
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR + 2.515%) to 5/13/2031	1,814,000	1,905,619
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR + 2.46%) to 4/22/2041	9,236,000	9,581,823
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	3,340,000	3,881,462
Morgan Stanley, 3.875%, 4/29/2024	5,957,000	6,478,973
Morgan Stanley, 4%, 7/23/2025	2,685,000	2,986,407
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR + 1.143%) to 1/22/2031	19,340,000	20,245,162
PNC Bank N.A., 2.7%, 10/22/2029	2,565,000	2,715,996
Royal Bank of Canada, 1.15%, 6/10/2025	8,937,000	8,984,732
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.6%) to 3/30/2026	1,315,000	1,404,024
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	12,248,000	11,998,530
		$139,489,854
Medical & Health Technology & Services – 0.6%
Alcon, Inc., 2.6%, 5/27/2030 (n)	$944,000	$964,033
Alcon, Inc., 3.8%, 9/23/2049 (n)	4,513,000	5,015,085
Becton, Dickinson and Co., 4.669%, 6/06/2047	5,389,000	6,713,634
Cigna Corp., 3.2%, 3/15/2040	1,780,000	1,847,522
HCA, Inc., 4.125%, 6/15/2029	6,805,000	7,662,949
HCA, Inc., 5.125%, 6/15/2039	6,696,000	8,364,154
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	4,836,000	5,796,902
Northwell Healthcare, Inc., 3.979%, 11/01/2046	490,000	554,720
Northwell Healthcare, Inc., 4.26%, 11/01/2047	3,797,000	4,477,038
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	3,907,000	4,213,149
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027	7,086,000	7,736,971
		$53,346,157
Medical Equipment – 0.2%
Boston Scientific Corp., 3.75%, 3/01/2026	$7,432,000	$8,240,484
Boston Scientific Corp., 2.65%, 6/01/2030	5,104,000	5,279,114
Zimmer Biomet Holdings, Inc., 3.55%, 4/01/2025	6,531,000	7,085,510
		$20,605,108

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 0.3%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	$4,259,000	$5,210,993
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	8,665,000	8,697,774
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	3,717,000	3,953,538
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	5,444,000	5,430,698
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	2,292,000	2,330,815
		$25,623,818
Midstream – 0.6%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$5,846,000	$6,385,481
Enbridge, Inc., 2.5%, 1/15/2025	3,055,000	3,200,622
Enterprise Products Operating LLC, 4.2%, 1/31/2050	2,536,000	2,925,029
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	7,971,000	7,821,933
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	5,207,000	5,622,358
ONEOK, Inc., 4.95%, 7/13/2047	7,267,000	8,528,482
Plains All American Pipeline LP, 3.8%, 9/15/2030	6,093,000	6,519,864
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	6,594,000	7,614,368
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	1,665,000	1,921,497
Spectra Energy Partners LP, 3.375%, 10/15/2026	2,677,000	2,909,933
		$53,449,567
Mortgage-Backed – 10.4%
Fannie Mae, 2.73%, 4/01/2023	$589,032	$606,559
Fannie Mae, 2.41%, 5/01/2023	893,553	917,610
Fannie Mae, 2.55%, 5/01/2023	839,375	863,616
Fannie Mae, 2.62%, 5/01/2023	586,547	604,060
Fannie Mae, 5.25%, 8/01/2024	903,625	987,888
Fannie Mae, 5%, 3/25/2025 - 3/01/2042	6,424,395	7,295,462
Fannie Mae, 3.5%, 5/25/2025 - 7/01/2046	45,565,867	49,113,398
Fannie Mae, 2.7%, 7/01/2025	1,007,000	1,077,083
Fannie Mae, 4.54%, 7/01/2026	919,447	1,037,723
Fannie Mae, 2.563%, 12/25/2026	4,266,195	4,573,818
Fannie Mae, 3.95%, 1/01/2027	886,090	994,320
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	11,231,663	11,896,060
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	1,967,008	2,260,916
Fannie Mae, 2.5%, 11/01/2031	248,780	260,676
Fannie Mae, 5.5%, 2/01/2033 - 4/01/2040	9,442,448	10,805,913
Fannie Mae, 3%, 2/25/2033 (i)	1,130,862	110,375
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	17,324,802	19,233,222
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	5,223,378	6,004,157
Fannie Mae, 3.25%, 5/25/2040	408,122	441,117
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	37,890,378	41,345,612
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	1,557,911	1,589,704
Fannie Mae, 4%, 7/25/2046 (i)	1,040,345	195,933
Fannie Mae, UMBS, 2.5%, 7/01/2040 - 7/01/2050	9,522,376	9,949,759
Fannie Mae, UMBS, 2%, 1/01/2051 - 2/01/2051	1,535,790	1,555,557
Freddie Mac, 2.791%, 1/25/2022	3,000,608	3,028,315
Freddie Mac, 2.51%, 11/25/2022	4,700,000	4,823,037
Freddie Mac, 3.111%, 2/25/2023	5,200,000	5,408,704
Freddie Mac, 3.32%, 2/25/2023	2,023,000	2,110,703
Freddie Mac, 3.25%, 4/25/2023	6,006,000	6,271,955
Freddie Mac, 3.06%, 7/25/2023	1,116,000	1,170,377
Freddie Mac, 3.458%, 8/25/2023	2,578,000	2,728,409
Freddie Mac, 1.016%, 4/25/2024 (i)	9,738,382	184,767
Freddie Mac, 0.633%, 7/25/2024 (i)	40,823,000	630,523
Freddie Mac, 0.732%, 7/25/2024 (i)	13,685,926	188,117
Freddie Mac, 4.5%, 8/01/2024 - 5/01/2042	2,776,750	3,069,422
Freddie Mac, 0.431%, 8/25/2024 (i)	44,106,000	498,270
Freddie Mac, 0.526%, 8/25/2024 (i)	79,735,455	832,016
Freddie Mac, 3.064%, 8/25/2024	2,295,000	2,442,684

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.482%, 10/25/2024 (i)	$55,335,203	$549,257
Freddie Mac, 3.171%, 10/25/2024	3,005,000	3,233,626
Freddie Mac, 0.401%, 11/25/2024 (i)	44,690,000	431,348
Freddie Mac, 2.67%, 12/25/2024	3,687,000	3,915,577
Freddie Mac, 3.329%, 5/25/2025	4,698,000	5,114,813
Freddie Mac, 3.01%, 7/25/2025	1,275,000	1,376,181
Freddie Mac, 3.151%, 11/25/2025	2,984,000	3,251,676
Freddie Mac, 3.5%, 12/01/2025 - 10/25/2058	26,432,756	28,395,613
Freddie Mac, 0.773%, 6/25/2027 (i)	39,273,000	1,494,393
Freddie Mac, 0.887%, 6/25/2027 (i)	12,680,248	503,875
Freddie Mac, 0.71%, 7/25/2027 (i)	33,988,407	1,091,208
Freddie Mac, 0.46%, 8/25/2027 (i)	27,934,000	605,048
Freddie Mac, 0.562%, 8/25/2027 (i)	17,957,871	445,826
Freddie Mac, 0.406%, 9/25/2027 (i)	30,183,000	565,331
Freddie Mac, 0.325%, 11/25/2027 (i)	47,333,000	661,976
Freddie Mac, 0.417%, 11/25/2027 (i)	33,834,780	579,776
Freddie Mac, 0.455%, 11/25/2027 (i)	30,148,277	606,062
Freddie Mac, 0.371%, 12/25/2027 (i)	29,308,000	504,543
Freddie Mac, 0.413%, 12/25/2027 (i)	32,765,000	647,535
Freddie Mac, 0.493%, 12/25/2027 (i)	51,859,114	1,147,793
Freddie Mac, 3.65%, 2/25/2028	2,634,000	3,010,447
Freddie Mac, 3.9%, 4/25/2028	4,975,000	5,764,990
Freddie Mac, 3.926%, 7/25/2028	160,692	187,272
Freddie Mac, 1.218%, 7/25/2029 (i)	857,423	67,582
Freddie Mac, 1.268%, 8/25/2029 (i)	13,412,244	1,109,667
Freddie Mac, 1.915%, 4/25/2030 (i)	2,500,000	360,251
Freddie Mac, 1.984%, 4/25/2030 (i)	7,819,828	1,177,127
Freddie Mac, 1.765%, 5/25/2030 (i)	4,048,749	546,194
Freddie Mac, 1.906%, 5/25/2030 (i)	8,995,049	1,311,673
Freddie Mac, 1.436%, 6/25/2030 (i)	3,687,431	408,530
Freddie Mac, 1.704%, 8/25/2030 (i)	3,331,192	443,866
Freddie Mac, 1.262%, 9/25/2030 (i)	2,196,896	217,474
Freddie Mac, 1.172%, 11/25/2030 (i)	4,320,889	401,222
Freddie Mac, 0.423%, 1/25/2031 (i)	17,129,085	473,698
Freddie Mac, 0.873%, 1/25/2031 (i)	6,541,106	453,473
Freddie Mac, 1.026%, 1/25/2031 (i)	4,767,487	389,269
Freddie Mac, 0.625%, 3/25/2031 (i)	13,946,850	631,402
Freddie Mac, 0.837%, 3/25/2031 (i)	5,934,811	398,872
Freddie Mac, 1.224%, 5/25/2031 (i)	2,518,959	277,298
Freddie Mac, 0.442%, 11/25/2032 (i)	25,281,729	704,048
Freddie Mac, 3%, 2/15/2033 (i)	1,544,984	118,099
Freddie Mac, 6%, 3/01/2033 - 6/01/2037	1,979,498	2,320,334
Freddie Mac, 5%, 9/01/2033 - 7/01/2041	3,461,238	3,950,372
Freddie Mac, 5.5%, 12/01/2033 - 10/01/2035	1,974,643	2,270,381
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	1,125,675	1,268,733
Freddie Mac, 5.5%, 2/15/2036 (i)	220,558	40,399
Freddie Mac, 4%, 8/01/2037 - 8/01/2047	20,553,476	22,209,422
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	33,536,506	35,663,599
Freddie Mac, 4.5%, 12/15/2040 (i)	208,893	19,697
Freddie Mac, 4%, 8/15/2044 (i)	284,665	33,374
Freddie Mac, UMBS, 5%, 7/01/2035 - 10/01/2035	390,518	447,324
Freddie Mac, UMBS, 6%, 1/01/2036 - 3/01/2036	150,990	170,677
Freddie Mac, UMBS, 2.5%, 8/01/2040	1,008,301	1,055,732
Freddie Mac, UMBS, 3%, 7/01/2050	323,529	344,475
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	1,940,897	2,287,035
Ginnie Mae, 5.5%, 12/15/2032 - 4/20/2035	1,522,908	1,772,708
Ginnie Mae, 4.5%, 7/15/2033 - 7/20/2049	7,166,394	7,860,114
Ginnie Mae, 5%, 7/20/2033 - 10/15/2034	515,957	593,200
Ginnie Mae, 4%, 1/20/2041 - 2/20/2042	4,371,148	4,792,499

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 3.5%, 12/15/2041 - 3/20/2048	$12,207,979	$13,086,654
Ginnie Mae, 3%, 4/20/2045 - 6/20/2051	31,538,673	33,174,622
Ginnie Mae, 2.5%, 6/20/2051 - 7/20/2051	19,950,000	20,686,287
Ginnie Mae, 0.56%, 2/16/2059 (i)	9,775,387	423,524
Ginnie Mae, TBA, 2.5%, 7/15/2051	22,450,000	23,232,242
Ginnie Mae, TBA, 3.5%, 7/15/2051	28,719,718	30,148,412
Ginnie Mae, TBA, 4%, 7/15/2051	5,050,000	5,332,682
Ginnie Mae, TBA, 2%, 7/21/2051	7,300,000	7,434,594
Ginnie Mae, TBA, 3%, 7/21/2051	10,100,000	10,538,127
UMBS, TBA, 3%, 7/19/2036 - 8/12/2051	60,875,000	63,476,535
UMBS, TBA, 1.5%, 7/25/2036 - 8/17/2036	16,000,000	16,184,940
UMBS, TBA, 2%, 7/25/2036 - 8/12/2051	178,100,000	180,137,168
UMBS, TBA, 2.5%, 7/25/2036 - 8/25/2051	112,750,000	116,762,495
UMBS, TBA, 4%, 7/25/2051	1,050,000	1,118,086
		$889,518,191
Municipals – 0.3%
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029	$8,500,000	$11,023,159
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	5,815,000	9,547,955
State of Florida, “A”, 2.154%, 7/01/2030	4,514,000	4,602,129
		$25,173,243
Natural Gas - Distribution – 0.1%
NiSource, Inc., 2.95%, 9/01/2029	$4,669,000	$4,945,610
NiSource, Inc., 5.65%, 2/01/2045	2,282,000	3,145,275
		$8,090,885
Natural Gas - Pipeline – 0.1%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$8,334,000	$9,139,291
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	777,000	877,477
		$10,016,768
Network & Telecom – 0.4%
AT&T, Inc., 2.75%, 6/01/2031	$6,826,000	$7,095,549
AT&T, Inc., 3.65%, 9/15/2059 (n)	5,210,000	5,283,454
Verizon Communications, Inc., 2.1%, 3/22/2028	878,000	896,363
Verizon Communications, Inc., 3.15%, 3/22/2030	3,413,000	3,685,259
Verizon Communications, Inc., 2.55%, 3/21/2031	1,646,000	1,682,418
Verizon Communications, Inc., 4.272%, 1/15/2036	4,812,000	5,725,438
Verizon Communications, Inc., 4.812%, 3/15/2039	6,030,000	7,638,067
		$32,006,548
Oils – 0.3%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$3,338,000	$3,943,969
Phillips 66 Co., 2.15%, 12/15/2030	11,084,000	10,896,294
Valero Energy Corp., 4.9%, 3/15/2045	1,597,000	1,995,616
Valero Energy, Corp., 6.625%, 6/15/2037	6,797,000	9,317,895
		$26,153,774
Other Banks & Diversified Financials – 0.3%
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	$4,730,000	$5,022,314
Branch Banking & Trust Co., 2.25%, 3/11/2030	7,823,000	7,936,534
Capital One Financial Corp., 3.75%, 3/09/2027	5,440,000	6,044,226
Citigroup, Inc., 2.666% to 1/29/2030, FLR (SOFR + 1.146%) to 1/29/2031	9,244,000	9,540,094
		$28,543,168

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$3,824,000	$4,350,139
Republic Services, Inc., 1.45%, 2/15/2031	3,244,000	3,039,162
		$7,389,301
Real Estate - Office – 0.1%
Boston Properties, Inc., REIT, 2.55%, 4/01/2032	$4,222,000	$4,248,168
Real Estate - Other – 0.0%
Prologis LP, REIT, 2.25%, 4/15/2030	$2,305,000	$2,354,328
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$567,000	$635,228
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	5,371,000	6,009,386
Realty Income Corp., REIT, 3.25%, 1/15/2031	1,870,000	2,037,250
		$8,681,864
Retailers – 0.3%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$6,827,000	$7,048,630
Amazon.com, Inc., 2.5%, 6/03/2050	5,163,000	4,878,530
Best Buy Co., Inc., 4.45%, 10/01/2028	6,509,000	7,562,018
Home Depot, Inc., 5.95%, 4/01/2041	1,440,000	2,100,844
Home Depot, Inc., 3.9%, 6/15/2047	3,505,000	4,160,342
		$25,750,364
Specialty Stores – 0.0%
TJX Cos., Inc., 3.875%, 4/15/2030	$1,474,000	$1,689,596
Telecommunications - Wireless – 0.5%
American Tower Corp., REIT, 3%, 6/15/2023	$2,827,000	$2,962,690
American Tower Corp., REIT, 3.6%, 1/15/2028	3,431,000	3,773,724
American Tower Corp., REIT, 3.1%, 6/15/2050	5,084,000	4,966,980
American Tower Trust I, REIT, 3.07%, 3/15/2048 (n)	5,228,000	5,253,432
Crown Castle International Corp., 1.35%, 7/15/2025	2,267,000	2,282,430
Crown Castle International Corp., 3.65%, 9/01/2027	7,941,000	8,755,692
T-Mobile USA, Inc., 2.05%, 2/15/2028	6,192,000	6,285,933
T-Mobile USA, Inc., 4.5%, 4/15/2050	7,223,000	8,600,665
		$42,881,546
Telephone Services – 0.0%
Deutsche Telekom AG, 3.625%, 1/21/2050 (n)	$3,648,000	$3,851,096
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$5,241,000	$7,818,888
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.35%, 7/01/2023	$34,943	$35,905
Small Business Administration, 4.77%, 4/01/2024	139,502	145,069
Small Business Administration, 5.18%, 5/01/2024	180,610	190,281
Small Business Administration, 5.52%, 6/01/2024	100,363	105,370
Small Business Administration, 4.99%, 9/01/2024	249,916	260,678
Small Business Administration, 4.95%, 3/01/2025	228,295	238,526
		$975,829
U.S. Treasury Obligations – 10.8%
U.S. Treasury Bonds, 1.625%, 5/15/2031	$30,906,000	$31,379,248
U.S. Treasury Bonds, 3.5%, 2/15/2039	5,140,000	6,429,618
U.S. Treasury Bonds, 1.375%, 11/15/2040	15,000,000	13,474,219
U.S. Treasury Bonds, 2.875%, 5/15/2043	55,466,000	63,790,233

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 2.5%, 2/15/2045	$5,313,000	$5,748,417
U.S. Treasury Bonds, 3%, 11/15/2045	215,000	254,196
U.S. Treasury Bonds, 2.875%, 11/15/2046	14,148,000	16,420,522
U.S. Treasury Bonds, 3%, 2/15/2048	22,502,000	26,823,087
U.S. Treasury Bonds, 2.375%, 11/15/2049	101,310,000	107,879,320
U.S. Treasury Note, 0.75%, 3/31/2026	13,878,000	13,815,657
U.S. Treasury Note, 0.625%, 12/31/2027	15,844,000	15,317,311
U.S. Treasury Notes, 0.125%, 12/31/2022	170,000,000	169,853,905
U.S. Treasury Notes, 1.375%, 1/31/2025	231,500,000	237,857,208
U.S. Treasury Notes, 0.375%, 11/30/2025	225,000,000	220,948,243
		$929,991,184
Utilities - Electric Power – 0.8%
Berkshire Hathaway Energy Co., 4.25%, 10/15/2050	$841,000	$1,023,728
Duke Energy Corp., 2.65%, 9/01/2026	1,449,000	1,529,066
Duke Energy Progress LLC, 3.45%, 3/15/2029	6,550,000	7,255,511
Enel Finance International N.V., 2.65%, 9/10/2024	2,783,000	2,925,333
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	5,515,000	6,581,682
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	2,194,000	2,693,688
Evergy, Inc., 2.9%, 9/15/2029	5,207,000	5,517,943
Exelon Corp., 4.05%, 4/15/2030	6,154,000	7,009,017
FirstEnergy Corp., 3.4%, 3/01/2050	3,479,000	3,400,722
Georgia Power Co., 3.7%, 1/30/2050	482,000	523,453
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	4,141,000	4,583,115
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	2,364,000	2,399,675
Northern States Power Co., 2.6%, 6/01/2051	6,156,000	5,847,028
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	4,162,000	5,229,752
Pacific Gas & Electric Co., 2.1%, 8/01/2027	1,561,000	1,516,017
Pacific Gas & Electric Co., 3%, 6/15/2028	4,502,000	4,522,250
Pacific Gas & Electric Co., 3.3%, 8/01/2040	3,004,000	2,712,832
Xcel Energy, Inc., 3.4%, 6/01/2030	3,122,000	3,422,135
Xcel Energy, Inc., 3.5%, 12/01/2049	3,681,000	3,972,402
		$72,665,349
Utilities - Gas – 0.1%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$4,317,000	$4,267,827
Total Bonds		$3,394,021,916
Convertible Preferred Stocks – 1.1%
Automotive – 0.2%
Aptiv PLC, 5.5%	122,000	$21,816,040
Medical Equipment – 0.4%
Boston Scientific Corp., 5.5%	214,080	$24,846,125
Danaher Corp., 4.75%	3,976	7,151,273
		$31,997,398
Telecommunications - Wireless – 0.2%
T-Mobile USA, Inc., 5.25%	16,855	$21,236,794
Utilities - Electric Power – 0.3%
CenterPoint Energy, Inc., 7%	493,865	$22,381,962
Total Convertible Preferred Stocks		$97,432,194
Preferred Stocks – 0.3%
Computer Software - Systems – 0.3%
Samsung Electronics Co. Ltd.	350,987	$22,970,068

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 6.5%
Money Market Funds – 6.5%
MFS Institutional Money Market Portfolio, 0.02% (v)	556,252,688	$556,252,688

Other Assets, Less Liabilities – (5.3)%		(457,007,812)
Net Assets – 100.0%		$8,580,919,457
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $556,252,688 and $8,481,674,581, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $523,383,722, representing 6.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Ready Capital Mortgage Financing LLC, 2021-FL5, FLR, 1.091% (LIBOR - 1mo. + 1%) 4/25/2038	3/19/21	$10,100,000	$10,103,151
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,808,288,530	$21,236,794	$—	$4,829,525,324
Switzerland	83,981,142	—	—	83,981,142
Taiwan	45,982,949	—	—	45,982,949
United Kingdom	45,357,709	—	—	45,357,709
France	26,723,424	—	—	26,723,424
South Korea	22,970,068	—	—	22,970,068
Ireland	19,599,829	—	—	19,599,829
Germany	13,512,220	—	—	13,512,220
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	930,967,013	—	930,967,013
Non - U.S. Sovereign Debt	—	10,443,389	—	10,443,389
Municipal Bonds	—	25,173,243	—	25,173,243
U.S. Corporate Bonds	—	851,026,338	—	851,026,338
Residential Mortgage-Backed Securities	—	890,115,801	—	890,115,801
Commercial Mortgage-Backed Securities	—	221,737,174	—	221,737,174
Asset-Backed Securities (including CDOs)	—	229,658,676	—	229,658,676
Foreign Bonds	—	234,900,282	—	234,900,282
Mutual Funds	556,252,688	—	—	556,252,688
Total	$5,622,668,559	$3,415,258,710	$—	$9,037,927,269
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$335,623,836	$1,662,466,831	$1,441,837,979	$(23,612)	$23,612	$556,252,688
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$215,913	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.